S000025873 [Member] Expense Example - TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND - TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	154
Expense Example, with Redemption, 10 Years	$ 353